Organization and Basis of Presentation (Details)			9 Months Ended	12 Months Ended
	Nov. 11, 2025 USD ($)	Jul. 05, 2023 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 14, 2023 USD ($)
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit (in Dollars) | $			$ (21,495,645)	$ (19,506,656)	$ (13,730,705)
Issuance of convertible debentures (in Dollars) | $			$ 1,100,000
Conversion of stock, shares issued		106,782,187
Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Conversion of stock, shares converted		235,089
Conversion of stock, shares issued		186,363,631
Exchange ratio issuance of common stock and preferred stock				3,677.27
Novint Technologies, Inc. [Member]
Organization and Basis of Presentation [Line Items]
Net liabilities (in Dollars) | $						$ 793,497
Subsequent Event [Member]
Organization and Basis of Presentation [Line Items]
Issuance of convertible debentures (in Dollars) | $	$ 200,000
Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Series A Convertible Preferred Stock [Member]
Organization and Basis of Presentation [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Conversion of stock, shares issued		7,576,999
Series A Convertible Preferred Stock [Member] | Private Placement Warrants [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued		2,886,364
Private Dror Shareholders [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage held for common stock		56.10%
Private Placement [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued		5,225,000